Property and equipment, net - Summary of Depreciation Expense Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 7,210	$ 8,535	$ 7,018
Technology and product development
Property, Plant and Equipment [Line Items]
Depreciation expense	1,591	3,823	2,591
General and administrative
Property, Plant and Equipment [Line Items]
Depreciation expense	961	1,527	1,133
Selling and marketing
Property, Plant and Equipment [Line Items]
Depreciation expense	3,334	1,524	2,068
Cost of revenue
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1,324	$ 1,661	$ 1,226